UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                08/13/10
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              112
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Form 13F Information Table Value Total:            $ 2,383,681  (thousands)
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List of Other Included Managers:                     NONE


Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

Abraxis Bioscience Inc.     COM               00383Y102       9,275    125,000 SH        SOLE               125,000
Akamai Technologies Inc.    COM               00971T101      64,912  1,600,000 SH        SOLE             1,600,000
Akorn Inc.                  COM               009728106       1,040    350,000 SH        SOLE               350,000
Alexion Pharms Inc.         COM               015351109      20,450    399,500 SH        SOLE               399,500
Allos Therapeutics Inc.     COM               019777101       7,663  1,250,000 SH        SOLE             1,250,000
Alpha Natural Resources Inc.COM               02076X102       5,081    150,000 SH        SOLE               150,000
American Elec Power Co Inc. COM               025537101       8,508    263,400 SH        SOLE               263,400
Anadarko Petroleum Corp     COM               032511107       7,218    200,000 SH        SOLE               200,000
Apache Corp                 COM               037411105      34,038    404,300 SH        SOLE               404,300
Apple Inc.                  COM               037833100     378,462  1,504,640 SH        SOLE             1,504,640
Arch Coal Inc.              COM               039380100       5,812    293,400 SH        SOLE               293,400
Ardea Biosciences Inc.      COM               03969P107      16,448    800,000 SH        SOLE               800,000
ArthroCare Corp             COM               043136100      11,279    368,000 SH        SOLE               368,000
Baidu.com Inc.              SPON ADR REP A    056752108         960     14,100 SH        SOLE                14,100
Banco Santander Brasil SA   ADS REP 1 UNIT    05967A107       4,152    401,919 SH        SOLE               401,919
Barrick Gold Corp           COM               067901108      15,894    350,000 SH        SOLE               350,000
Baxter International Inc.   COM               071813109      16,256    400,000 SH        SOLE               400,000
Broadcom Corp               CL A              111320107       2,512     76,200 SH        SOLE                76,200
CMS Energy Corp.            NOTE 5.5% 6/15/29 125896BD1       2,320  2,000,000 PRIN      SOLE             2,000,000
Calpine Corp                COM               131347304      50,329  3,956,678 SH        SOLE             3,956,678
Cooper Cameron Corp         COM               13342B105       6,504    200,000 SH        SOLE               200,000
Cardiovascular Systems Inc. COM               141619106         616    138,389 SH        SOLE               138,389
Cavium Networks Inc.        COM               14965A101         492     18,800 SH        SOLE                18,800
Cemex SA                    SPON ADR          151290889       9,048    935,688 SH        SOLE               935,688
CenterPoint Energy Inc.     COM               15189T107       1,974    150,000 SH        SOLE               150,000
Chatham Lodging Trust       COM               16208T102         894     50,000 SH        SOLE                50,000
Chunghwa Telecom Ltd.       SPON ADR          17133Q106       3,938    199,998 SH        SOLE               199,998
Cimarex Energy Co.          COM               171798101      14,316    200,000 SH        SOLE               200,000
Cisco Systems, Inc.         COM               17275R102      91,740  4,305,000 SH        SOLE             4,305,000
Citigroup Inc.              COM               172967101      12,566  3,341,900 SH        SOLE             3,341,900
Citigroup Inc               UNIT 99/99/9999   172967416      57,625    510,000 SH        SOLE               510,000
Clearwire Corp              CL A              18538Q105       1,820    250,000 SH        SOLE               250,000
Companhia Brasileira de DistSPON ADR    PFD CL20440T201       4,433     63,759 SH        SOLE                63,759
CONSOL Energy Inc.          COM               20854P109       4,301    127,409 SH        SOLE               127,409
Covanta Holding Corp        COM               22282E102       9,977    601,400 SH        SOLE               601,400
Cubist Pharms Inc.          COM               229678107       8,755    425,000 SH        SOLE               425,000
Dendreon Corp               COM               24823Q107       3,880    120,000 SH        SOLE               120,000
EMC Corp                    COM               268648102       4,575    250,000 SH        SOLE               250,000
EOG Resources Inc.          COM               26875P101      90,825    923,300 SH        SOLE               923,300
EQT Corp                    COM               26884L109      30,547    845,245 SH        SOLE               845,245
Empire District Electric Co COM               291641108       7,099    378,200 SH        SOLE               378,200
Extra Space Storage Inc.    COM               30225T102         345     24,800 SH        SOLE                24,800
FMC Technologies Inc.       COM               30249U101      10,532    200,000 SH        SOLE               200,000
FirstEnergy Corp.           COM               337932107       7,046    200,000 SH        SOLE               200,000
Ford Mtr Co Cap Tr II       PFD TR CV6.5%     345395206      53,422  1,210,000 SH        SOLE             1,210,000
Green Mtn Coffee Roasters InCOM               393122106       4,860    189,100 SH        SOLE               189,100
Grupo Aeroportunario SA     SPON ADR SER B    40051E202       1,075     23,600 SH        SOLE                23,600
InterOil Corp               COM               460951106       4,011     90,327 SH        SOLE                90,327
JP Morgan Chase & Co        COM               46625H100     109,830  3,000,000 SH        SOLE             3,000,000
Kilroy Realty Corp          COM               49427F108         609     20,500 SH        SOLE                20,500
Kimco Realty Corp           COM               49446R109       1,184     88,100 SH        SOLE                88,100
King Pharms Inc.            COM               495582108       6,072    800,000 SH        SOLE               800,000
Kite Realty Group Trust     COM               49803T102         237     56,600 SH        SOLE                56,600
Lam Research Corp           COM               512807108       9,412    247,300 SH        SOLE               247,300
Lorillard Inc.              COM               544147101      36,991    513,900 SH        SOLE               513,900
Lorillard Inc.              PUT               544147951          99      1,160 SH  PUT   SOLE                 1,160
MYR Group Inc.              COM               55405W104       1,252     75,000 SH        SOLE                75,000
Mkt Vectors Gld Miners ETF  GOLD MINER ETF    57060U100      20,784    400,000 SH        SOLE               400,000
Massey Energy Co            COM               576206106      10,738    392,600 SH        SOLE               392,600
MasTec Inc.                 COM               576323109         799     85,000 SH        SOLE                85,000
McDonald's Corp             COM               580135101     128,150  1,945,500 SH        SOLE             1,945,500
Mead Johnson Nutrition Co   COM               582839106      24,669    492,200 SH        SOLE               492,200
Medicines Co                COM               584688105       6,659    875,000 SH        SOLE               875,000
Mirant Corp                 COM               60467R100       1,117    105,798 SH        SOLE               105,798
Mosaic Co                   COM               61945A107      16,902    433,600 SH        SOLE               433,600
Mylan Inc.                  PFD CONV          628530206      80,918     76,742 SH        SOLE                76,742
NII Holdings  Inc.          NOTE 3.125% 6/15/162913FAJ1      46,338 49,100,000 PRIN      SOLE            49,100,000
New Oriental Ed&Tech Group ISPON ADR          647581107       9,319    100,000 SH        SOLE               100,000
Newfield Exploration Co     COM               651290108      55,686  1,139,700 SH        SOLE             1,139,700
Newmont Mining Corp         COM               651639106      18,522    300,000 SH        SOLE               300,000
News Corp                   CL A              65248E104         897     75,000 SH        SOLE                75,000
Onyx Pharms Inc.            COM               683399109      29,686  1,375,000 SH        SOLE             1,375,000
PPL Corp                    COM               69351T106      41,779  1,674,500 SH        SOLE             1,674,500
Pall Corp                   COM               696429307      13,746    399,956 SH        SOLE               399,956
Palm Inc.                   COM               696643105       1,138    200,000 SH        SOLE               200,000
Patterson-UTI Energy Inc.   COM               703481101         201     15,600 SH        SOLE                15,600
Peabody Energy Corp         COM               704549104       8,282    211,647 SH  CALL  SOLE               211,647
PerkinElmer Inc.            COM               714046109       5,168    250,000 SH        SOLE               250,000
Pfizer Inc.                 COM               717081103       2,888    202,500 SH        SOLE               202,500
Pinnacle West Capital Corp  COM               723484101      14,010    385,300 SH        SOLE               385,300
Plains Expl'n & Prod'n Co   COM               726505100      17,417    845,097 SH        SOLE               845,097
Plains Expl & Prodtn Co.    CALL              726505900          60      2,000 SH  CALL  SOLE                 2,000
Progress Energy Inc.        COM               743263105      29,992    764,700 SH        SOLE               764,700
Protalix BioTherapeutics IncCOM               74365A101         733    120,000 SH        SOLE               120,000
Public Storage Inc.         COM               74460D109         958     10,900 SH        SOLE                10,900
Quanta Services Inc.        COM               74762E102       1,033     50,000 SH        SOLE                50,000
Quicksilver Resources Inc.  COM               74837R104      29,550  2,686,400 SH        SOLE             2,686,400
RRI Energy Inc.             COM               74971X107       4,045  1,067,194 SH        SOLE             1,067,194
Research In Motion          COM               760975102       2,956     60,000 SH        SOLE                60,000
SPDR S&P 500 ETF TR         PUT               78462F953       4,268     13,080 SH  PUT   SOLE                13,080
SanDisk Corp                COM               80004C101      10,114    240,400 SH        SOLE               240,400
SandRidge Energy Inc.       COM               80007P307       8,333  1,429,314 SH        SOLE             1,429,314
Savient Pharms Inc.         COM               80517Q100       7,119    565,000 SH        SOLE               565,000
Schlumberger Ltd.           COM               806857108      10,609    191,700 SH        SOLE               191,700
Semiconductor Hldrs Tr.     PUT               816636953       1,102     13,150 SH  PUT   SOLE                13,150
Sempra Energy               COM               816851109      12,376    264,500 SH        SOLE               264,500
Skechers USA Inc.           CL A              830566105       3,670    100,500 SH        SOLE               100,500
Sunoco Inc.                 COM               86764P109      10,431    300,000 SH        SOLE               300,000
Target Corp                 COM               87612E106       8,644    175,800 SH        SOLE               175,800
Tellabs Inc.                COM               879664100       1,054    165,000 SH        SOLE               165,000
TransCanada Corp            COM               89353D107      14,769    440,900 SH        SOLE               440,900
UGI Corp                    COM               902681105       2,544    100,000 SH        SOLE               100,000
Viacom Inc.                 CL B              92553P201         941     30,000 SH        SOLE                30,000
VimpelCom Ltd.              SPON ADR          92719A106       3,984    246,200 SH        SOLE               246,200
Walter Energy Inc.          COM               93317Q105       4,187     68,811 SH        SOLE                68,811
Wells Fargo & Co            COM               949746101     314,880 12,300,000 SH        SOLE            12,300,000
Wells Fargo & Co.           PERP PFD CNV A    949746804       9,692     10,410 SH        SOLE                10,410
Xerox Corp                  COM               984121103       8,040  1,000,000 SH        SOLE             1,000,000
Signet Jewelers Ltd.        SHS               G81276100       4,011    145,846 SH        SOLE               145,846
Warner Chilcott PLC         SHS A             G94368100       3,999    175,000 SH        SOLE               175,000
Noble Corp                  NAMEN -AKT        H5833N103      37,148  1,201,800 SH        SOLE             1,201,800
Transocean Ltd.             PUT               H8817H950       1,115      5,000 SH  PUT   SOLE                 5,000

Grand Total                                               2,383,681

